Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

1.	Voya Multi-Manager Emerging Markets Equity Fund

a.	The following paragraph is added after the sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the seventh paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

2.	Voya Multi-Manager International Equity Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The fourth paragraph is deleted and replaced with the following:

Baillie Gifford Overseas Limited (“BG Overseas”), Lazard Asset Management LLC (“Lazard”), Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

3.	Voya Multi-Manager International Factors Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fourth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

4.	Voya Multi-Manager International Small Cap Fund

a.	The following paragraph is added after the fourth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fifth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

1.	Voya Multi-Manager Emerging Markets Equity Fund

a.	The following paragraph is added after the sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the seventh paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Voya Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

2.	Voya Multi-Manager International Equity Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The fourth paragraph is deleted and replaced with the following:

Baillie Gifford Overseas Limited (“BG Overseas”), Lazard Asset Management LLC (“Lazard”), Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Voya Multi-Manager International Factors Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Factors Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

3.	Voya Multi-Manager International Factors Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fourth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

4.	Voya Multi-Manager International Small Cap Fund

a.	The following paragraph is added after the fourth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fifth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.